CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2019	Nov. 30, 2017	Jul. 31, 2017	Apr. 30, 2017	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2019	Jan. 31, 2018
Net proceeds from the sale of common stock								$ 7,200
Beneficial ownership interest if common stock issued (as a percentage)		9.99%
Minimum
Beneficial ownership interest if common stock issued (as a percentage)		4.99%
Common Stock
Issuance of stock (in shares)		45,275,000			1,040,308	3,707,504	1,745,800		57,185,258
Warrant
Net proceeds from issuance of common stock and warrants		$ 9,700
Prefunded warrants
Warrants exercise price (in dollars per share)		$ 0.001
Prefunded warrants | Warrant
Number of shares of common stock subject to warrant (in shares)		28,225,000
Series A Warrants | Warrant
Number of shares of common stock subject to warrant (in shares)		73,500,000
Warrants exercise price (in dollars per share)		$ 0.20
Warrants, expiration term		5 years
Series B Warrants | Warrant
Number of shares of common stock subject to warrant (in shares)		73,500,000
Warrants exercise price (in dollars per share)		$ 0.25
Warrants exercisable after number of trading days from a press release		20 days
Warrants exercisable after number of months from issuance		18 months
Prefunded warrants and series A | Common Stock
Number of common shares called by each warrant (in shares)		1
Prefunded warrants and series B | Common Stock
Number of common shares called by each warrant (in shares)		1
Prefunded warrants, series A and series B | Warrant
Warrants exercise price (in dollars per share)		$ 0.1490
Series A and series B | Common Stock
Warrants exercise price (in dollars per share)		$ 0.15
Private placement
Issuance of stock (in shares)	1,745,800		5,500,000	6,410,258
Net proceeds from the sale of common stock	$ 3,600		$ 1,900	$ 4,400
Share price (in dollars per share)	$ 0.09		$ 0.36	$ 0.78
Number of shares of common stock subject to warrant (in shares)				3,365,385
Warrants exercise price (in dollars per share)				$ 0.90